INCOME TAX (Details)	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	(34.00%)	(34.00%)	(34.00%)	(34.00%)
State income tax, net of federal benefit	(9.99%)	9.99%	(9.99%)	(9.99%)
Permeant difference - change in fair value of derivative instrument and non-cash interest expense			(296.14%)	(296.14%)
Change in valuation allowance	43.99%	43.99%	252.15%	252.15%
Income tax provision (benefit)	0.00%	0.00%	0.00%	0.00%